Common shares (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Capital

	Issued and fully paid share capital $0.10 par value each		Issued and fully paid share capital $2.00 par value each		Treasury shares held by the Company - $2.00 par value each
	Shares	$ millions	Shares	$ millions	Shares	$ millions
At January 1, 2016 (Predecessor)	—	—	493,078,680	986	(318,740)	(1)
Share for debt exchange	—	—	15,684,340	31	—	—
Repurchase of shares	—	—	—	—	(4,000,000)	(8)
At December 31, 2016 (Predecessor)	—	—	508,763,020	1,017	(4,318,740)	(9)
Cancellation of shares	—	—	—	—	74,660	—
At December 31, 2017 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)
At July 1, 2018 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)
Cancellation of Predecessor Company common stock	—	—	(508,763,020)	(1,017)	4,244,080	9
Successor Company share issuance	100,000,000	10	—	—	—	—

At July 2, 2018 (Successor)	100,000,000	10	—	—	—	—
At December 31, 2018 (Successor)	100,000,000	10	—	—	—	—